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As filed with the Securities and Exchange Commission on October 6, 2006.
                                               1933 Act File No. 333-128373

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       / / Pre-Effective Amendment No.__ / / Post-Effective Amendment No.1

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                600 West Broadway
                           San Diego, California 92101
                    (Address of Principal Executive Offices)

                                 (619) 652-5422
                  (Registrant's Area Code and Telephone Number)

                              Charles H. Field, Jr.
                    C/O Nicholas-Applegate Capital Management
                          600 West Broadway, 32nd Floor
                           San Diego, California 92101
                     (Name and Address Of Agent For Service)

                                    Copy To:

                                Deborah A. Wussow
                    C/O Nicholas-Applegate Capital Management
                          600 West Broadway, 32nd Floor
                           San Diego, California 92101

     It is proposed that this filing will go effective on October 6, 2006 pursuant to Rule 485(b) under the Securities Act of 1933 as amended.

     No filing fee is required because of Registrant's reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

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Item 16. EXHIBITS.

              (1)          Certificate of Trust of Registrant--filed as Exhibit
                           1.1 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement ("Amendment No. 1") on March 17, 1993 and incorporated herein by reference.

              (1)(a) Certificate of Amendment of Certificate of Trust of Registrant--filed as Exhibit 1.2 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 17, 1993 and incorporated herein by reference.

              (1)(b) Declaration of Trust of Registrant--filed as Exhibit 1 to Registrant's Form N1-A Registration Statement on December 31, 1992 and incorporated herein by reference.

              (1)(c) Amended and Restated Declaration of Trust of Registrant--filed as Exhibit 1.4 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 17, 1993 and incorporated herein by reference.

              (1)(d) Amended and Restated Declaration of Trust dated February 19, 1999--filed as Exhibit (a)5 to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (1)(e) Amendment No. 1 to the Amended and Restated Declaration of Trust dated February 19,1999-- filed as Exhibit (a)(6) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

              (2) Amended Bylaws of Registrant--filed as Exhibit 2 to Amendment No. 2 to the Registrant's Form N-1A Registration Statement on April 6, 1993 and incorporated herein by reference.

              (2)(a) Amended Bylaws of Registrant dated February 19, 1999--filed as Exhibit 2(b) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (3)          Not applicable.

              (4) Agreement and Plan of Reorganization dated November 18, 2005, --filed as Exhibit 4 to Registrant's Form N-14 Registration Statement on September 16, 2005 and incorporated herein by reference. --filed as Exhibit (4) to Registrant's Form N-14 Registration Statement on September 16, 2005 and incorporated herein by reference.

              (5) Article VIII of Registrant's Declaration of Trust incorporated herein by reference as Exhibit (1)(e) and Articles I and VI of Registrant's Amended and Restated ByLaws incorporated herein by reference as as Exhibit (2)(a).

              (6) Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (d) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (6)(a) Form of letter agreement dated August 31, 1999 between Registrant and Nicholas-Applegate Capital Management adding the Global Health Care Fund to the Investment Advisory Agreement--filed as Exhibit
                           (d)(2) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

              (6)(b) Form of Sub Investment Advisory Agreement between Registrant and Criterion Investment Management LLC--filed as Exhibit (d)(3) to Post-Effective Amendment No. 4 on May 25, 2000 and incorporated herein by reference.

              (6)(c) Proposed Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (d)(4) to
                           Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

              (6)(d) Proposed Sub Investment Advisory Agreement between Registrant and Criterion Investment Management LLC--filed as Exhibit (d)(5) to Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

              (6)(e) Form of letter agreement dated February 9, 2001 between Registrant and Nicholas-Applegate Capital Management adding the International Structured and Small Cap Value Funds to the Investment Advisory Agreement--filed as Exhibit (d)(6) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

              (6)(f) Form of Letter agreement dated May 8, 2001 between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Advisory Agreement dated January 31, 2001 filed as Exhibit
                           (d)(7) to Post Effective Amendment No. 9 on October 1, 2001 and incorporated herein by reference.

              (6)(g) Form of letter agreement dated November 8, 2002 between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Management Agreement--filed as Exhibit (d)(8) to Post Effective Amendment No. 13 on December 6, 2002 and incorporated herein by reference.

              (6)(h) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Management Agreement-- filed as Exhibit (d)(9) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

              (6)(i) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Advisory Agreement-- filed as Exhibit (d)(10) to Post Effective Amendment No. 19 on March 17, 2004 and incorporated herein by reference.

              (6)(j) Letter Agreement between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Advisory Agreement adding International Systematic Fund dated
                           January 25, 2005--filed as Exhibit (d)(10) to Post-Effective Amendment No. 23 on February 3, 2005 and incorporated herein by reference.

              (6)(k) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Advisory Agreement-- filed as Exhibit (d)(12) to Post-Effective Amendment No. 25 on September 1, 2005 and incorporated herein by reference.

              (7) Distribution Agreement between Registrant and Nicholas-Applegate Securities dated May 10, 1999--filed as Exhibit (e) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (7)(a) Distribution Agreement between Registrant and Nicholas-Applegate Securities--filed as
                           Exhibit (e)(2) to Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

              (7)(b) Form of Shareholder Servicing Agreement--filed as Exhibit (e)(3) to Post-Effective Amendment
                           No. 8 on April 10, 2001 and incorporated herein by reference.

              (7)(c) Form of Agency Trading Agreement--filed as Exhibit (e)(4) to Post-Effective Amendment No. 8 on April 10, 2001 and incorporated herein by reference.

              (8)          None.

              (9) Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit 1(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (9)(a) Foreign Custody Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit
                           (2)(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (9)(b) Amendment to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (3)(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (9)(c) Cash Management Authorization Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (4)(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (9)(d) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to the Foreign Custody Agreement dated May 1, 1999--filed as Exhibit (g)(5) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

              (9)(e) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to Custodian Services Agreement dated May 1, 1999--filed as Exhibit (g)(6) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

              (9)(f) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to the Cash Management Authorization Services Agreement dated May 1, 1999--filed as Exhibit (g)(7) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

              (9)(g) Amendment to Appendix C to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (g)(8) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

              (9)(h) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding International Structured and Small Cap Value Funds to the Cash Management Authorization Services Agreement dated May 1, 1999--filed as Exhibit (g)(9) to Post-Effective Amendment #6 on February 14, 2001 and superseded by Exhibit (g)(10)--filed on February 14, 2001 and incorporated herein by reference.

              (9)(i) 17f-5 Delegation Schedule between Registrant and Brown Brothers Harriman & Co. dated February 14, 2001--filed as Exhibit (g)(10) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

              (9)(j) Amendment to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co. dated February 14, 2001--filed as Exhibit (g)(11) to Post-Effective Amendment No. 7 on April 10, 2001 -- filed as Exhibit (g)(11) to Post-Effective Amendment No. 8 on May 30, 2001 and incorporated herein by reference.

              (9)(k) Amendment to Appendix C to the Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit
                           (g)(12) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

              (9)(l)       Amendment to the Cash Management Services
                           Agreement between Registrant and Brown
                           Brothers Harriman & Co.--filed as Exhibit (g)(13) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

              (9)(m) Amendment to Appendix C to Custodian Services Agreement between Brown Brothers Harriman & Co. adding Emerging Markets Opportunities Fund--filed as Exhibit (g)(14) to Post-Effective Amendment
                           No. 37 on March 17, 2004 and incorporated herein by reference.

              (9)(n) Amendment to Appendix C to the Foreign Custody Manager Delegation Agreement between
                           Registrant and Brown Brothers Harriman & Co.
                           adding Emerging Markets Opportunities Fund--filed as Exhibit (g)(15) to Post-Effective Amendment
                           No. 17 on October 17, 2003 and incorporated herein by reference.

              (9)(o)       Amendment to Cash Management Services
                           Agreement between Registrant and Brown
                           Brothers Harriman & Co. adding Emerging Markets Opportunities Fund--filed as Exhibit (g)(16) to Post-Effective Amendment No. 19 on March 17, 2004 and incorporated herein by reference.

              (9)(p) Amendment to Appendix C to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co. adding International Systematic Fund dated January 25, 2005--filed as Exhibit (g)(17) to Post-Effective Amendment No. 23 on February 3, 2005 and incorporated herein by reference.

              (9)(q) Amendment to Appendix C to the Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co. adding International Systematic Fund dated
                           January 25, 2005--filed as Exhibit (g)(18) to Post-Effective Amendment No. 23 on February 3, 2005 and incorporated herein by reference.

              (9)(r) Amendment to Cash Management Services Agreement between Registrant and Brown Brothers Harriman & co. adding International Systematic Fund dated
                           January 25, 2005--filed as Exhibit (g)(19) to Post-Effective Amendment No. 23 on February 3, 2005 and incorporated herein by reference.

              (9)(s) Form of Amendment to Appendix C to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co. adding International All Cap Growth Fund--filed as Exhibit (g)(20) to Post-Effective Amendment No. 25 on September 1, 2005 and incorporated herein by reference.

              (9)(t) Form of Amendment to Appendix C to the Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co. adding International All Cap Growth Fund--filed as
                           Exhibit (g)(21) to Post-Effective Amendment No. 25 on September 1, 2005 and incorporated herein by reference.

              (9)(u) Form of Amendment to Cash Management Services Agreement between Registrant and Brown Brothers Harriman & co. adding International All Cap Growth Fund--filed as Exhibit (g)(22) to Post-Effective Amendment No. 25 on September 1, 2005 and incorporated herein by reference.

              (10) Form of Rule 12b-1 Plan for Class R Shares--filed as Exhibit (m) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (10)(a) Shareholder Service Plan between Registrant and Nicholas-Applegate Securities for Class I, Class II Class III, Class IV, Class V and Class R shares dated February 7, 2003--filed as Exhibit (m)(1) to Post Effective Amendment #13 on December 6, 2002 and incorporated herein by reference.

              (10)(b)      Rule 18f-3 Plan between Registrant and
                           Nicholas-Applegate Capital Management--filed as Exhibit (n) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (10)(c) Amended to Rule 18f-3 Plan between Registrant and Nicholas-Applegate Capital Management dated November 8, 2002--filed as Exhibit (n)(1) to Post Effective Amendment #13 on December 6, 2002 and incorporated herein by reference.

              (11) Opinion of Counsel dated September 1, 2005--filed as Exhibt 11 to Registrant's Form N-14 Registration Statement on September 16, 2005 and incorporated herein by reference.

              (12) Opinion of Counsel with respect to certain tax consequences for the International All-Cap Growth Fund.

              (13) Administration and Fund Accounting Agency Agreement between Registrant and Brown Brothers Harriman & Co. --filed as Exhibit (1)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (13)(a) Administration Services Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (2)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (13)(b) License Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (3)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (13)(c) Expense Limitation Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit No. (4)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (13)(d) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company--filed as Exhibit No. (5)(h) to the Registrant's Form N-1A Registration Statement on May 27, 1999 and incorporated herein by reference.

              (13)(e) Shareholder Service Plan between Registrant and Nicholas-Applegate Securities for Class R Shares--filed as Exhibit No. (6)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

              (13)(f) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding Global Health Care Fund to the Administration and Fund Accounting Agency Agreement dated May 1, 1999--filed as Exhibit (h)(7) to Post-Effective Amendment #4 on May 27, 2000 and incorporated herein by reference.

              (13)(g) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management adding Global Health Care Fund to the Expense Limitation Agreement--filed as Exhibit (h)(8) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

              (13)(h) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Global Health Care Fund to the Transfer Agency and Service Agreement--filed as Exhibit (h)(9) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

              (13)(i) Credit Agreement between Registrant and BankBoston, N.A. dated December 21, 1999--filed as Exhibit
                           (h)(10) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

              (13)(j) Master Securities Lending Agreement between Registrant and Goldman, Sachs & Co. dated July 22, 1999--filed as Exhibit (h)(11) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

              (13)(k) Administrative Services Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (h)(12) to Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

              (13)(l) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding International Structured and Small Cap Value Funds to the Administration and Fund Accounting Agency Agreement dated May 1, 1999--filed as Exhibit (h)(13) to Post-Effective Amendment No. 6 on February 14, 2001 and superseded by Exhibit (h)(17)--filed as Exhibit
                           (h)(17) to Post-Effective Amendment No. 7 filed on April 10, 2001 and incorporated herein by reference.

              (13)(m) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management adding International Structured and Small Cap Value Funds to the Expense Limitation Agreement--filed as Exhibit
                           (h)(14) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

              (13)(n) Form of letter agreement between Registrant and State Street Bank and Trust Company adding International Structured and Small Cap Value Funds to the Transfer Agency and Service Agreement--filed as Exhibit
                           (h)(16) to Post-Effective Amendment No. 6 filed on February 14, 2001 and incorporated herein by reference.

              (13)(o) Form of letter agreement between Registrant and Fleet Bank (formerly BankBoston, N.A.) adding International Structured and Small Cap Value Funds to the Credit Agreement dated December 21, 1999--filed as Exhibit
                           (h)(15) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

              (13)(p) Amended Appendix C to the Administration and Fund Accounting Agreement between Registrant and Brown Brothers Harriman & Company dated February 14, 2001 -- filed as Exhibit (h)(17) to Post-Effective Amendment No. 7 filed on April 10, 2001 and incorporated herein by reference.

              (13)(q) Letter Agreement dated May 18, 2001 between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement -- filed as Exhibit (h)(18) to Post-Effective Amendment No. 8 filed on May 30, 2001 and incorporated herein by reference.

              (13)(r) Letter Agreement dated September 27, 2001 between Registrant and Nicholas-Applegate Capital Management amending The Expense Limitation Agreement Filed as Exhibit (h)(19) to Post-Effective Amendment No. 9 on October 1, 2001 and incorporated herein by reference.

              (13)(s) Letter Agreement dated May 17, 2002 between Registrant and Nicholas-Applegate Capital Management amending The Expense Limitation Agreement -- filed as Exhibit (h)(20) to Post-Effective Amendment #10 on May 20, 2002 and incorporated herein by reference.

              (13)(t) Amendment to the Administration Services agreement between Registrant and Nicholas-Applegate Capital Management dated November 8, 2002--filed as Exhibit
                           (h)(21) to Post Effective Amendment #13 on December 6, 2002 and incorporated herein by reference.

              (13)(u) Amendment to the Expense Limitation Agreement between Registrant and Nicholas-Applegate Capital Management dated November 8, 2002--filed as Exhibit (h)(22) to Post Effective Amendment #13 on December 6, 2002 and incorporated herein by reference.

              (13)(v) Transfer Agency Agreement dated March 14, 2003 between Registrant and UMB Fund Services, INC. filed as Exhibit (h)(23) to Post Effective Amendment #15 on May 29, 2003 and incorporated herein by reference.

              (13)(w) Letter Agreement dated April 1, 2003 between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement filed as Exhibit (h)(24) to Post Effective Amendment #15 on May 29, 2003 and incorporated herein by reference.

              (13)(x) Amendment to Credit Agreement dated February 28, 2003 between Registrant and Fleet National Bank filed as Exhibit (h)(25) to Post Effective Amendment #15 on May 29, 2003 and incorporated herein by reference.

              (13)(y) Securities Lending and Agency Agreement--filed as Exhibit (h)(26) to Post-Effective Amendment #15 on May 29, 2003 and incorporated herein by reference.

              (13)(z) Amendment to the Expense Limitation Agreement between Registrant and Nicholas-Applegate Capital Management dated July 29, 2003 filed as Exhibit (h)(27) to Post-Effective Amendment #16 on July 29, 2003 and incorporated herein by reference.

             (13)(a)(i) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement--filed as Exhibit
                           (h)(28) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

             (13)(a)(ii) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending the Administrative Services Agreement--filed as Exhibit
                           (h)(28) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

             (13)(a)(iii) Amendment to Appendix C to the Administration and Accounting Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (h)(30) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

             (13)(a)(iv) Fourth Amendment to Securities Lending Agency Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (h)(31) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

             (13)(a)(v) Customer Identification Program Addendum to Transfer Agency Agreement--filed as Exhibit
                           (h)(32) to Post-Effective Amendment No. 17 on October 17, 2003 and incorporated herein by reference.

             (13)(a)(vi) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement--filed as Exhibit
                           (h)(33) to Post-Effective Amendment No. 19 on March 17, 2004 and incorporated herein by reference.

             (13)(a)(vii) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending the Administrative Services Agreement--filed as Exhibit
                           (h)(34) to Post-Effective Amendment No. 19 on March 17, 2004 and incorporated herein by reference.

             (13)(a)(viii) Amendment to Appendix C to the Administration
                           Agreement between Registrant and Brown Brothers Harriman & Co. filed as Exhibit (h)(35) to Post-Effective Amendment No. 19 on March 17, 2004 and incorporated herein by reference.

             (13)(a)(ix) Fifth Amendment to Securities Lending Agency Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (h)(36) to Post-Effective Amendment No. 23 on March 17, 2004 and incorporated herein by reference.

             (13)(a)(x) Letter Agreement between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement adding International Systematic Fund dated January 25, 2005--filed as Exhibit (d)(10) to Post-Effective Amendment No. 23 on February 3, 2005 and incorporated herein by reference.

             (13)(b)(i) Letter Agreement between Registrant and Nicholas-Applegate Capital Management amending the Administrative Services Agreement adding International Systematic Fund dated
                           January 25, 2005--filed as Exhibit (d)(10) to Post-Effective Amendment No. 23 on February 3, 2005 and incorporated herein by reference.

             (13)(b)(ii) Sixth Amendment to Securities Lending Agency Agreement between Registrant and Brown Brothers Harriman & Co. adding International Systematic Fund dated January 25, 2005--filed as Exhibit (d)(10) to Post-Effective Amendment No. 23 on February 3, 2005 and incorporated herein by reference.

             (13)(b)(iii) Amendment to Transfer Agency Agreement between Registrant and UMB Fund Services, INC adding International Systematic Fund dated January 25, 2005--filed as Exhibit (d)(10) to Post-Effective Amendment No. 23 on February 3, 2005 and incorporated herein by reference.

             (13)(b)(iv) Amendment to the Fund Accounting and Agency Agreement between Registrant and Brown Brothers Harriman & Co. adding International Systematic Fund dated January 25, 2005--filed as Exhibit (d)(10) to Post-Effective Amendment No. 23 on February 3, 2005 and incorporated herein by reference.

             (13)(b)(v) Form of Letter Agreement between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement adding International All Cap Growth Fund--filed as Exhibit (h)(42) to Post-Effective Amendment No. 25 on September 1, 2005 and incorporated herein by reference.

             (13)(b)(vi) Form of Letter Agreement between Registrant and Nicholas-Applegate Capital Management amending the Administrative Services Agreement adding International All Cap Growth Fund--filed as Exhibit (h)(43) to Post-Effective Amendment No. 25 on September 1, 2005 and incorporated herein by reference.

             (13)(b)(vii) Form of Seventh Amendment to Securities Lending Agency Agreement between Registrant and Brown Brothers Harriman & Co. adding International All Cap Growth Fund--filed as Exhibit (h)(44) to Post-Effective Amendment No. 25 on September 1, 2005 and incorporated herein by reference.

             (13)(b)(viii) Form of Amendment to Transfer Agency Agreement between Registrant and UMB Fund Services, INC adding International All Cap Growth Fund--filed as
                           Exhibit (h)(45) to Post-Effective Amendment No. 25 on September 1, 2005 and incorporated herein by reference.

             (13)(b)(ix)   Form of Amendment to the Fund Accounting and
                           Agency Agreement between Registrant and Brown Brothers Harriman & Co. adding International All Cap Growth Fund--filed as Exhibit (h)(46) to Post-Effective Amendment No. 25 on September 1, 2005 and incorporated herein by reference.

             (14)          None

             (15)          None

             (16) Power of Attorney--filed as Exhibit 16 to Registrant's Registration Statement on Form N-14 on September 16, 2005 and incorporated herein by reference.

             (17) Proxy Card--filed as Exhibit 17 to Registrant's Registration Statement on Form N-14 on September 16, 2005 and incorporated herein by reference.

Item 17. UNDERTAKINGS

     (1)  None

     (2)  None

     A copy of the Declaration of Trust of Nicholas-Applegate Institutional Funds (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of Delaware and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Diego and the State of California on this 6th day of October, 2006.

                                        NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
                                        (Registrant)


                                        By: /s/ Horacio Valeiras
                                        Horacio Valeiras, President

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities listed on this 6th day of October, 2006:

NAME                              TITLE                                         DATE
/s/ Horacio Valeira             Principal Executive Officer & Trustee
-----------------------------
Horacio Valeira

/s/ Deborah Wussow                Principal Financial Officer & Accounting
-----------------------------     Officer
Deborah Wussow

/s/ George Keane*                 Chairman of The Board & Trustee
-----------------------------
George Keane

/s/ Walter Auch*                  Trustee
-----------------------------
Walter Auch

/s/ Darlene DeRemer*              Trustee
-----------------------------
Darlene DeRemer

/s/ John J. Murphy                Trustee
-----------------------------
John J. Murphy

/s/ Charles H. Field, Jr.         Secretary
-----------------------------
By:  Charles H. Field Jr.


                        By: /s/ Charles H. Field, Jr.
                           -----------------------------
                           Charles H. Field, Jr.
                           *Attorney in Fact

                                  EXHIBIT INDEX


EXHIBIT NO. & DESCRIPTION

(12) Opinion of Counsel Supporting Tax Matters